Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Schedule Of Goodwill And Other Intangible Assets [Line Items]
Amortization of intangible assets	$ 140	$ 134	$ 546	$ 518	$ 450
Finite-lived intangible asset, useful life			14 years
Estimated aggregate amortization expense for intangible assets, 2013			516
Estimated aggregate amortization expense for intangible assets, 2014	459		440
Estimated aggregate amortization expense for intangible assets, 2015	390		374
Estimated aggregate amortization expense for intangible assets, 2016	330		317
Estimated aggregate amortization expense for intangible assets, 2017	278		267
Estimated aggregate amortization expense for intangible assets, 2018 and thereafter	991		947
Estimated aggregate amortization expense for intangible assets, Remainder of 2013	396
Contracts and related customer relationships
Schedule Of Goodwill And Other Intangible Assets [Line Items]
Amortization of intangible assets	$ 140		$ 544	$ 516
Finite-lived intangible asset, useful life			14 years
Other Intangible Assets
Schedule Of Goodwill And Other Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			11 years